Total Banking Facilities Utilized (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Short term bank borrowings	$ 4,824
Trust Receipt loans	3,558
Usance bills pending maturity	4,860	2,147
Foreign currency forward contract	1,220
Total banking facilities utilized	14,462	2,147
Less: Outstanding letters of credit	(587)	(1,879)
Less: Foreign currency forward contract	(1,220)
Notes payable, short term bank borrowings and Trust Receipt loans	$ 12,655	$ 268